FORUM                              PROSPECTUS
FUNDS                              INVESTOR SHARES

                                   JANUARY 5, 2001


                                   DAILY ASSETS TREASURY OBLIGATIONS FUND

                                   DAILY ASSETS GOVERNMENT FUND

                                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                   DAILY ASSETS CASH FUND

                                   DAILY ASSETS MUNICIPAL FUND


FIVE MONEY MARKET FUNDS THAT,
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.
IN ADDITION, DAILY ASSETS
MUNICIPAL FUND SEEKS TO PROVIDE
HIGH CURRENT INCOME THAT IS EXEMPT
FROM FEDERAL INCOME TAX.

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE.  ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.




     [Edgarization of graphic representation of a globe, atlas, and calendar]

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS

     SUMMARY                                                                   2

     PERFORMANCE                                                               4

     FEE TABLES                                                                5

     MANAGEMENT                                                                6

     YOUR ACCOUNT                                                              7

              How To Contact the Funds                                         7

              General Information                                              7

              Buying Shares                                                    7

              Selling Shares                                                   9

              Exchange Privileges                                             10

     OTHER INFORMATION                                                        11

     FINANCIAL HIGHLIGHTS                                                     12

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

CONCEPTS TO                   This Prospectus offers Investor Shares of five money market funds - Daily Assets Treasury
UNDERSTAND                    Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily
                              Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund").  Investor Shares are designed
MONEY MARKET SECURITY means   for retail investors.
a high credit quality,
short-term, U.S. dollar       INVESTMENT OBJECTIVES
denominated debt security.
                              The investment  objective of each Fund,  except Daily Assets  Municipal  Fund,  is to provide high
TREASURY  SECURITY            current income  to the  extent  consistent  with the  preservation  of  capital and the maintenance of
means a security that is      liquidity.  The  investment  objective of Daily Assets Municipal Fund is to provide high current
issued or guaranteed by       income that is exempt from Federal income taxes to the extent consistent with the preservation of
the U.S. Treasury.            capital and the maintenance of liquidity.

GOVERNMENT SECURITY means a   PRINCIPAL INVESTMENT STRATEGIES
security that is issued or
guaranteed by the U.S.        Each Fund invests in a diversified portfolio of Money Market Securities and:
Government, its agencies or        o    seeks to maintain a stable net asset value of $1.00 per share
instrumentalities.                 o    invests in securities with remaining maturities of 397 days or less
                                   o    maintains a dollar weighted average maturity of its investments of 90 days or less
REPURCHASE AGREEMENT means
a transaction in which        Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio,"
securities are purchased      and collectively, the "Portfolios"), which has the same investment objective and substantially
and simultaneously            similar investment policies.  Each Portfolio in which a Fund invests and its primary
committed to be resold to     investments are:
another party at an
agreed-upon date and at a                FUND/PORTFOLIO                              PRIMARY INVESTMENTS
price reflecting a market     Daily Assets Treasury Obligations       Treasury Securities and Repurchase Agreements backed
rate of interest.             Fund/Treasury Cash Portfolio            by Treasury  Securities

MUNICIPAL SECURITY means      Daily Assets Government                 Government Securities that generally are exempt from
a security the interest       Fund/Government Portfolio               state and local income taxes
on which is exempt from
Federal income tax.           Daily Assets Government                 Government Securities and Repurchase Agreements
                              Obligations Fund/Government Cash        backed by Government Securities
                              Portfolio

                              Daily Assets Cash Fund/Cash             A broad spectrum of Money Market Securities including:
                              Portfolio                               o    securities issued by financial institutions, such as
                                                                           certificates of deposits, bankers' acceptances and
                                                                           time deposits
                                                                      o    securities issued by domestic companies, such as
                                                                           commercial paper
                                                                      o    Government Securities
                                                                      o    Repurchase Agreements

                              Daily Assets Municipal                  Municipal Securities
                              Fund/Municipal Cash Portfolio

                              The  investment  adviser for each  Portfolio  (the "Adviser")  continuously monitors economic factors such  as  interest  rate  outlooks and technical factors such as prevailing interest rates and
                              Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments.  The Adviser  searches for securities  that satisfy the  maturity  profile of a Portfolio and  that provide the greatest  potential return relative to the risk of the security.


                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if:
     o    Revised  economic  forecasts  or  interest  rate  outlook   requires a
          repositioning of a  Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets may be exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that the Funds' Investor Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY OBLIGATIONS FUND


Best Quarter:                1.42% (quarter ended 9/30/00)

Worst Quarter                0.91% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      4.03%
2000      5.44%

DAILY ASSETS GOVERNMENT FUND


Best Quarter:                1.47% (quarter ended 12/31/00)

Worst Quarter                1.04% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      4.50%
2000      5.71%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:                1.45% (quarter ended 9/30/00)

Worst Quarter                1.00% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1999      4.33%
2000      5.61%

DAILY ASSETS CASH FUND


Best Quarter:                1.47% (quarter ended 9/30/00)

Worst Quarter                1.01% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1999      4.43%
2000      5.68%

DAILY ASSETS MUNICIPAL FUND


Best Quarter:                0.88% (quarter ended 6/30/00)

Worst Quarter                0.51% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      2.93%
2000      3.24%

The following table lists the Investor Shares' average annual total return as of December 31, 2000.

                                           1 YEAR    SINCE INCEPTION     INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND      5.44%         4.68%              8/6/98
DAILY ASSETS GOVERNMENT FUND                5.71%         5.02%             9/29/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND    5.61%         4.93%              8/6/98
DAILY ASSETS CASH FUND                      5.68%         5.02%              8/6/98
DAILY ASSETS MUNICIPAL FUND                 3.24%         2.78%              8/6/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------------
                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH       MUNICIPAL FUND
                                                      FUND            FUND            FUND           FUND
-------------------------------------------------
Management Fees (1)                                    0.13%          0.15%          0.13%           0.13%           0.15%
-------------------------------------------------
Distribution (Rule 12b-1) Fees                         0.30%          0.15%          0.30%           0.30%           0.30%
-------------------------------------------------
Other Expenses                                        56.59%          3.98%          5.81%           1.41%          18.49%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              57.02%          4.28%          6.24%           1.84%          18.94%
-------------------------------------------------
Fee Waivers and Expense Reimbursements (3)            56.12%          3.53%          5.34%           0.94%          18.04%
-------------------------------------------------
NET EXPENSES                                           0.90%          0.75%          0.90%           0.90%           0.90%
-------------------------------------------------

(1)  INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2001) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          DAILY ASSETS         DAILY ASSETS         DAILY ASSETS         DAILY ASSETS         DAILY ASSETS
                            TREASURY            GOVERNMENT           GOVERNMENT              CASH               MUNICIPAL
                        OBLIGATIONS FUND           FUND           OBLIGATIONS FUND           FUND                 FUND
  1 year                         $92                 $77                  $92                  $92                   $92
  3 years                    $11,945              $1,298               $1,857                 $579                $5,172
  5 years                    $13,382              $2,179               $3,059                 $995                $7,600
10 years                     $13,801              $4,437               $5,936               $2,159               $11,261

FORUM FUNDS
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MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages two taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

    PORTFOLIO             TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
    ADVISORY FEE              0.03%                0.05%                0.03%                0.03%                0.05%


Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder service activities that is not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Investor Shares.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Investor Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser or other service provider may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Certain service providers of each Fund have undertaken through December 31, 2001 to waive a portion of their fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Investor Shares of each Fund to no more than 0.75% of the average daily net assets for Daily Assets Government Fund and 0.90% of the average daily net assets for each other Fund.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

WRITE TO US AT:                               ACH OR WIRE INVESTMENTS TO:
    Forum Shareholder Services, LLC               Bankers Trust Company
    Attn: (Fund Name - Investor Shares)           New York, New York
    P.O. Box 446                                  ABA #021001033
    Portland, Maine 04112                            FOR CREDIT TO:
                                                     Forum Shareholder Services, LLC
TELEPHONE US AT:                                     Account # 01-465-547
    (800) 94FORUM or                                 Re: (Fund Name) - Investor Shares
    (800) 943-6786 (Toll Free)                       (Your Name)
    (207) 879-0001                                   (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                    ORDER MUST BE                 PAYMENT MUST BE
                                                     RECEIVED BY                    RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                   12:00 P.M., Eastern time       4:00 P.M., Eastern time
 .............................................................................................................
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND                    2:00 P.M., Eastern time        4:00 P.M., Eastern time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, your check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

FORUM FUNDS
--------------------------------------------------------------------------------

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Investor Shares:

                                            MINIMUM INITIAL INVESTMENT    MINIMUM ADDITIONAL INVESTMENT
Standard Accounts                                    $10,000                           $500
Traditional and Roth IRA Accounts                     $2,000                           $250
Accounts With Systematic Investment Plans               $250                           $250
Exchanges                                             $2,000                           $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole         sign  exactly as their names  appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a custodial
These custodial accounts provide a way to give money to a        account under the UGMA or UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a manner
                                                                 indicating custodial capacity

BUSINESS ENTITIES                                           o    Submit a Corporate/Organization Resolution form or
                                                                 similar document

TRUSTS                                                      o    The trust must be established before an account
                                                                 can be opened
                                                            o    Provide a certified trust document, or the pages
                                                                 from the trust document, that identify the trustees


INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o    Call or write us for an account application (and        o   Fill out an investment slip from a confirmation or write
     Corporate/Organization Resolution form, if applicable)      us a letter
o    Complete the application (and resolution form)          o   Write your account number on your check
o    Mail us your application (and resolution form) and a    o   Mail us the slip (or your letter) and the check
     check

BY WIRE                                                          BY WIRE
o    Call or write us for an account application (and        o   Call to notify us of your incoming wire
     Corporate/Organization Resolution form, if applicable)  o   Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and resolution
     form) and we will assign you an account number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your
     money to us

BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o Call us to fax the completed application (and resolution form) and we will assign you an account number
o    Mail us your original application (and resolution form)
o Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    [Fund name] - Investor Shares
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")

BY   TELEPHONE
o    Call us  with  your  request  (unless  you  declined  telephone  redemption
     privileges   on  your  account   application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is  registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o     Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund, or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

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SYSTEMATIC  WITHDRAWALS  You may  redeem a  specified  amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $5,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $5,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Investor Shares of a Fund for Investor Shares of another Fund or for shares of certain other funds. For a list of other funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o    The names of each fund and share class which you are  exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and  documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

RETIREMENT ACCOUNTS

Each Fund (except Daily Assets Municipal Fund) offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

10
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                                                                     FORUM FUNDS
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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest a limited amount in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to  Investors  Shares,  each Fund  offers  Institutional  Shares and
Institutional Service Shares. Institutional Shares are designed for institutional investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

                                                                              11
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FORUM FUNDS
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FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total returns in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). Prior to the operation of Investor Shares, Daily Assets Government Fund and Daily Assets Cash Fund offered Institutional Service Shares. Performance information for this class is also included in the table. The total return of Investor Shares would have been lower than that of Institutional Shares because of the higher expenses of Investor Shares. This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                          RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------        -----------------------------------------
                                                                                             Net               Ratios to
                           Beginning            Distributions Distributions Ending        Assets at         Average Net Assets
                           Net Asset   Net        From Net      From Net      Net           End of    ------------------------------
                           Value Per Investment  Investment     Realized     Asset          Period                Net
                             Share    Income       Income         Gain     Value per Total  (000's       Net   Investment  Gross
                                                                             Share   Return Omitted)  Expenses   Income  Expenses(a)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
INVESTOR SHARES
Year Ended August 31, 2000    $1.00     0.05      (0.05)          -         $1.00    5.00%     $25     0.90%     4.81%     57.02%
Year Ended August 31, 1999     1.00     0.04      (0.04)          -(d)       1.00    4.00%      33     0.87%     3.87%    100.05%
Period Ended August 31,        1.00     0.02      (0.02)          -          1.00    0.33%      10     0.78%(c)  5.06%(c) 727.11%(c)
1998 (b)
DAILY ASSETS GOVERNMENT
FUND(E)
INVESTOR SHARES
Year Ended August 31, 2000     1.00     0.05      (0.05)          -          1.00    5.35%     442     0.75%     5.12%      4.28%
Period  Ended  August  31,     1.00     0.04      (0.04)          -(d)       1.00    4.43%     703     0.75%(c)  4.25%(c)   5.45%(c)
1999(b)
INSTITUTIONAL SERVICE
SHARES
Year Ended August 31, 1999     1.00     0.05      (0.05)          -          1.00    4.66%   5,775     0.45%     4.57%      1.15%
Year Ended August 31, 1998     1.00     0.05      (0.05)          -          1.00    5.04%   9,485     0.46%     4.93%      0.91%
Period Ended August 31,        1.00     0.02      (0.02)          -          1.00    2.01%  44,116     0.50%(c)  4.76%(c)   0.95%(c)
1997(e)
Year Ended March 31, 1997      1.00     0.05      (0.05)          -          1.00    4.80%  43,975     0.50%     4.70%      0.99%
Year Ended March 31, 1996      1.00     0.05      (0.05)          -          1.00    5.18%  43,103     0.50%     5.01%      1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
INVESTOR SHARES
Year Ended August 31, 2000     1.00     0.05      (0.05)          -(d)       1.00    5.21%     406     0.90%     5.33%      6.24%
Year Ended August 31, 1999     1.00     0.04      (0.04)          -          1.00    4.32%      11     0.84%     4.24%    148.94%
Period  Ended  August  31,     1.00     0.02      (0.02)          -          1.00    0.35%      10     0.78%(c)  5.06%(c) 766.21%(c)
1998 (b)
DAILY ASSETS CASH FUND
INVESTOR SHARES
Year Ended August 31, 2000     1.00     0.05      (0.05)          -          1.00    5.31%   4,333     0.90%     5.58%      1.84%
Year Ended August 31, 1999     1.00     0.04      (0.04)          -          1.00    4.40%     458     0.90%     4.13%      9.24%
Period  Ended  August  31,     1.00     0.02      (0.02)          -          1.00    0.37%      10     0.78%(c)  5.25%(c) 709.02%(c)
1998 (b)
INSTITUTIONAL SERVICE SHARES
INVESTOR SHARES
Year Ended August 31, 1998     1.00     0.05      (0.05)          -          1.00    5.34%   5,235     0.46%     5.22%      0.90%
Period  Ended  August  31,     1.00     0.05      (0.05)          -          1.00    4.70%  12,076     0.52%(c)  5.06%(c)   1.22%(c)
1997(b)
DAILY ASSETS MUNICIPAL
FUND
Year Ended August 31, 2000     1.00     0.03      (0.03)          -          1.00    2.99%      89     0.90%     2.96%     18.94%
Year Ended August 31, 1999     1.00     0.02      (0.02)          -          1.00    2.36%      76     0.88%     2.23%     33.51%
Period  Ended  August  31,     1.00     0.01      (0.01)          -          1.00    0.18%      10     0.78%(c)  2.53%(c) 749.20%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.
(B) INVESTOR SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND COMMENCED OPERATIONS ON AUGUST 6, 1998, INVESTOR SHARES OF DAILY ASSETS GOVERNMENT FUND COMMENCED OPERATIONS ON SEPTEMBER 29, 1998 AND INVESTOR SHARES OF DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON AUGUST 6, 1998. INSTITUTIONAL SERVICE SHARES OF DAILY ASSETS CASH FUND COMMENCED OPERATIONS ON OCTOBER 6, 1996.
(C)  ANNUALIZED.
(D)  LESS THAN $0.01 PER SHARE.
(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 DURING THE PERIOD.


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
            The following documents are available free upon request:
                                                                                                     INVESTOR SHARES
                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments
   is available in the Funds' annual and semi-annual reports to shareholders.                     DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                           DAILY ASSETS GOVERNMENT FUND
                      and is incorporated by reference into
                                this Prospectus.                                                   DAILY ASSETS GOVERNMENT
                                                                                                      OBLIGATIONS FUND
                              CONTACTING THE FUNDS
              You can get a free copy of both reports and the SAI,                                 DAILY ASSETS CASH FUND
                      request other information and discuss
                         your questions about each Fund                                          DAILY ASSETS MUNICIPAL FUND
                           by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

             SECURITIES AND EXCHANGE COMMISSION INFORMATION You can
                also review each Fund's reports (when available) and the SAIs at the Public Reference Room of the
                   Securities and Exchange Commission ("SEC").

        The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov
                                                                                           [Edgarized graphic - Column Head]
           Free copies of the reports and SAIs are available from the
                         SEC's Web site at www.sec.gov.
                                                                                                      FORUM FUNDS
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                                                                                                      207-879-0001
                    Investment Company Act File No. 811-3023

FORUM                              PROSPECTUS
FUNDS                              INSTITUTIONAL SHARES

                                   JANUARY 5, 2001


                                   DAILY ASSETS TREASURY OBLIGATIONS FUND

                                   DAILY ASSETS GOVERNMENT FUND

                                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                   DAILY ASSETS CASH FUND

                                   DAILY ASSETS MUNICIPAL FUND

FIVE MONEY MARKET FUNDS THAT,
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.
IN ADDITION, DAILY ASSETS
MUNICIPAL FUND SEEKS TO PROVIDE
HIGH CURRENT INCOME THAT IS EXEMPT
FROM FEDERAL INCOME TAX.

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE.  ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.




     [Edgarization of graphic representation of a globe, atlas, and calendar]

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     SUMMARY                                                                   2

     PERFORMANCE                                                               4

     FEE TABLES                                                                5

     MANAGEMENT                                                                6

     YOUR ACCOUNT                                                              7

              How To Contact the Funds                                         7

              General Information                                              7

              Buying Shares                                                    8

              Selling Shares                                                   9

              Exchange Privileges                                             10

     OTHER INFORMATION                                                        11

     FINANCIAL HIGHLIGHTS                                                     12

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SUMMARY

CONCEPTS TO                   This Prospectus offers Institutional Shares of five money market funds - Daily Assets Treasury
UNDERSTAND                    Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily
                              Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund").  Institutional Shares are designed
MONEY MARKET SECURITY means   for institutional investors.
a high credit quality,
short-term, U.S. dollar       INVESTMENT OBJECTIVES
denominated debt security.
                              The investment  objective of each Fund,  except Daily Assets  Municipal  Fund,  is to provide high
TREASURY  SECURITY            current income  to the  extent  consistent  with the  preservation  of  capital and the maintenance of
means a security that is      liquidity.  The  investment  objective of Daily Assets Municipal Fund is to provide high current
issued or guaranteed by       income that is exempt from Federal income taxes to the extent consistent with the preservation of
the U.S. Treasury.            capital and the maintenance of liquidity.

GOVERNMENT SECURITY means a   PRINCIPAL INVESTMENT STRATEGIES
security that is issued or
guaranteed by the U.S.        Each Fund invests in a diversified portfolio of Money Market Securities and:
Government, its agencies or        o    seeks to maintain a stable net asset value of $1.00 per share
instrumentalities.                 o    invests in securities with remaining maturities of 397 days or less
                                   o    maintains a dollar weighted average maturity of its investments of 90 days or less
REPURCHASE AGREEMENT means
a transaction in which        Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio,"
securities are purchased      and collectively, the "Portfolios"), which has the same investment objective and substantially
and simultaneously            similar investment policies.  Each Portfolio in which a Fund invests and its primary
committed to be resold to     investments are:
another party at an
agreed-upon date and at a                FUND/PORTFOLIO                              PRIMARY INVESTMENTS
price reflecting a market     Daily Assets Treasury Obligations       Treasury Securities and Repurchase Agreements backed
rate of interest.             Fund/Treasury Cash Portfolio            by Treasury  Securities

MUNICIPAL SECURITY means      Daily Assets Government                 Government Securities that generally are exempt from
a security the interest       Fund/Government Portfolio               state and local income taxes
on which is exempt from
Federal income tax.           Daily Assets Government                 Government Securities and Repurchase Agreements
                              Obligations Fund/Government Cash        backed by Government Securities
                              Portfolio

                              Daily Assets Cash Fund/Cash             A broad spectrum of Money Market Securities including:
                              Portfolio                               o    securities issued by financial institutions, such as
                                                                           certificates of deposits, bankers' acceptances and
                                                                           time deposits
                                                                      o    securities issued by domestic companies, such as
                                                                           commercial paper
                                                                      o    Government Securities
                                                                      o    Repurchase Agreements

                              Daily Assets Municipal                  Municipal Securities
                              Fund/Municipal Cash Portfolio

                              The  investment  adviser for each  Portfolio  (the "Adviser")  continuously monitors economic factors such  as  interest  rate  outlooks and technical factors such as prevailing interest rates and
                              Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments.  The Adviser  searches for securities  that satisfy the  maturity  profile of a Portfolio and  that provide the greatest  potential return relative to the risk of the security.


                                                                     FORUM FUNDS
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Daily Assets  Municipal Fund has  substantial  exposure to Municipal  Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if:
     o    Revised  economic  forecasts  or  interest  rate  outlook   requires a
          repositioning of a  Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets maybe exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
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PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that the Funds' Institutional Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY OBLIGATIONS FUND


Best Quarter:                1.60% (quarter ended 9/30/00)

Worst Quarter                1.08% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      4.76%
2000      6.18%

DAILY ASSETS GOVERNMENT FUND


Best Quarter:                1.61% (quarter ended 12/31/00)

Worst Quarter                1.17% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      5.07%
2000      6.29%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:                1.63% (quarter ended 9/30/00)

Worst Quarter                1.17% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1999      5.05%
2000      6.35%

DAILY ASSETS CASH FUND


Best Quarter:                1.65% (quarter ended 9/30/00)

Worst Quarter                1.19% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1999      5.15%
2000      6.42%

DAILY ASSETS MUNICIPAL FUND


Best Quarter:                1.11% (quarter ended 6/30/00)

Worst Quarter                0.72% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      3.29%
2000      4.16%

The following table lists the Institutional Shares' average annual total return as of December 31, 2000.

                                            1 YEAR    SINCE INCEPTION    INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND       6.18%         5.42%            1/22/98
DAILY ASSETS GOVERNMENT FUND                 6.29%         5.57%             7/1/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND     6.35%         5.62%            1/30/98
DAILY ASSETS CASH FUND                       6.42%         5.71%            3/13/98
DAILY ASSETS MUNICIPAL FUND                  4.16%         3.62%            6/25/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------------------------
                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH       MUNICIPAL FUND
                                                      FUND            FUND            FUND           FUND
-------------------------------------------------
Management Fees (1)                                   0.13%          0.15%           0.13%           0.13%          0.15%
-------------------------------------------------
Distribution (Rule 12b-1) Fees                        None            None            None           None            None
-------------------------------------------------
Other Expenses                                        0.20%          0.50%           0.24%           0.21%          0.73%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              0.33%          0.65%           0.37%           0.34%          0.88%
-------------------------------------------------
Fee Waivers and Expense Reimbursements (3)            0.13%          0.45%           0.17%           0.14%          0.73%
-------------------------------------------------
NET EXPENSES                                          0.20%          0.20%           0.20%           0.20%          0.15%
-------------------------------------------------

(1)  INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2001) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          DAILY ASSETS             DAILY            DAILY ASSETS         DAILY ASSETS         DAILY ASSETS
                            TREASURY         ASSETS GOVERNMENT       GOVERNMENT              CASH               MUNICIPAL
                        OBLIGATIONS FUND           FUND           OBLIGATIONS FUND           FUND                 FUND
1 year                         $20                  $20                  $20                  $20                   $15
3 years                       $128                 $173                 $137                 $131                  $248
5 years                       $208                 $328                 $226                 $212                  $455
10 years                      $440                 $777                 $486                 $451                $1,054

FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages two taxable and three tax-free bond funds

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

PORTFOLIO                 TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ADVISORY FEE                  0.03%                0.05%                0.03%                0.03%                0.05%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Certain service providers of each Fund have undertaken, through December 31, 2001, to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Institutional Shares of Daily Assets Municipal Fund to no more than 0.15% of the average daily net assets and to no more than 0.20% of the average daily net assets of each other Fund.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

WRITE TO US AT:                               ACH OR WIRE INVESTMENTS TO:
    Forum Shareholder Services, LLC               Bankers Trust Company
    Attn: (Fund Name - Institutional Shares)      New York, New York
    P.O. Box 446                                  ABA #021001033
    Portland, Maine 04112                            FOR CREDIT TO:
                                                     Forum Shareholder Services, LLC
TELEPHONE US AT:                                     Account # 01-465-547
    (800) 94FORUM or                                 Re: (Fund Name) - Institutional Shares
    (800) 943-6786 (Toll Free)                       (Your Name)
    (207) 879-0001                                   (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                    ORDER MUST BE                 PAYMENT MUST BE
                                                     RECEIVED BY                    RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                   12:00 P.M., Eastern time       4:00 P.M., Eastern time
 .............................................................................................................
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND                    2:00 P.M., Eastern time        4:00 P.M., Eastern time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

FORUM FUNDS
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

          CHECKS Make checks payable to "Forum Funds". No other method of check payment is acceptable.

          AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Shares:

                   MINIMUM INITIAL INVESTMENT      MINIMUM ADDITIONAL INVESTMENT
Standard Accounts          $1,000,000                           $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole         sign  exactly as their names  appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)

BUSINESS ENTITIES                                           o    Submit a Corporate/Organization Resolution form or
                                                                 similar document

TRUSTS                                                      o    The trust must be established before an account
                                                                 can be opened
                                                            o    Provide a certified trust document, or the pages
                                                                 from the trust document, that identify the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o    Call or write us for an account application (and        o   Fill out an investment slip from a confirmation or write
     Corporate/Organization Resolution form, if applicable)      us a letter
o    Complete the application (and resolution form)          o   Write your account number on your check
o    Mail us your application (and resolution form) and a    o   Mail us the slip (or your letter) and the check
     check

BY WIRE                                                          BY WIRE
o    Call or write us for an account application (and        o   Call to notify us of your incoming wire
     Corporate/Organization Resolution form, if applicable)  o   Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and resolution
     form) and we will assign you an account number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your
     money to us

BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o Call us to fax the completed application (and resolution form) and we will assign you an account number
o    Mail us your original application (and resolution form)
o Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    [Fund name] - Investor Shares
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")

BY   TELEPHONE
o    Call us  with  your  request  (unless  you  declined  telephone  redemption
     privileges   on  your  account   application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is  registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o     Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Shares of a Fund for Institutional Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o    The names of each fund and share class which you are  exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and  documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund also offers Investor Shares and Institutional Service Shares. Investor Shares are designed for retail investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Shares (assuming the reinvestment of all distributions). Prior to the operation of Institutional Shares, Daily Assets Government Fund and Daily Assets Cash Fund offered Institutional Service Shares. Performance information for this class is also included in the following table. This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                          RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------        -----------------------------------------
                                                                                             Net               Ratios to
                           Beginning            Distributions Distributions Ending        Assets at         Average Net Assets
                           Net Asset   Net        From Net      From Net      Net           End of    ------------------------------
                           Value Per Investment  Investment     Realized     Asset          Period                Net
                             Share    Income       Income         Gain     Value per Total  (000's       Net   Investment  Gross
                                                                             Share   Return Omitted)  Expenses   Income  Expenses(a)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
INSTITUTIONAL SHARES
Year Ended August 31, 2000    $1.00     0.06      (0.06)             -       $1.00    5.74% $108,372     0.20%    5.65%     0.33%
Year Ended August 31, 1999     1.00     0.05      (0.05)             -(d)     1.00    4.67%   86,295     0.20%    4.58%     0.32%
Period Ended August 31,        1.00     0.03      (0.03)             -        1.00    3.34%  110,561     0.20%(c) 5.41%(c)  0.47%(c)
1998 (b)
DAILY ASSETS GOVERNMENT
FUND
INSTITUTIONAL SHARES
Year Ended August 31, 2000     1.00     0.06      (0.06)             -        1.00    5.93%   39,777     0.20%    5.78%     0.65%
Year Ended August 31, 1999     1.00     0.05      (0.05)             -        1.00    4.92%   28,709     0.20%    4.81%     0.61%
Period Ended August 31,        1.00     0.01      (0.01)             -        1.00    0.89%   36,095     0.20%(c) 5.26%(c)  0.69%(c)
1998 (b)
INSTITUTIONAL SERVICE
SHARES
Year Ended August 31, 1998     1.00     0.05      (0.05)             -        1.00    5.04%    9,485     0.46%    4.93%     0.91%
Period Ended August 31,        1.00     0.02      (0.02)             -        1.00    2.01%   44,116     0.50%(c) 4.76%(c)  0.95%(c)
1997(e)
Year Ended March 31, 1997      1.00     0.05      (0.05)             -        1.00    4.80%   43,975     0.50%    4.70%     0.99%
Year Ended March 31, 1996      1.00     0.05      (0.05)             -        1.00    5.18%   43,103     0.50%    5.01%     1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
INSTITUTIONAL SHARES
Year Ended August 31, 2000     1.00     0.06      (0.06)             -(d)     1.00    5.94%   34,909     0.20%    5.83%     0.37%
Year Ended August 31, 1999     1.00     0.05      (0.05)             -        1.00    4.98%   26,627     0.20%    4.85%     0.40%
Period  Ended  August  31,     1.00     0.03      (0.03)             -        1.00    3.24%   15,352     0.20%(c) 5.43%(c)  0.74%(c)
1998 (b)
DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
Year Ended August 31, 2000     1.00     0.06      (0.06)             -        1.00    6.05%   42,165     0.20%    5.93%     0.34%
Year Ended August 31, 1999     1.00     0.05      (0.05)             -        1.00    5.07%   38,926     0.20%    4.93%     0.35%
Period  Ended  August  31,     1.00     0.03      (0.03)             -        1.00    2.70%   28,396     0.20%(c) 5.46%(c)  0.68%(c)
1998 (b)
INSTITUTIONAL      SERVICE
SHARES
Year Ended August 31, 1998     1.00     0.05      (0.05)             -        1.00    5.34%    5,235     0.46%    5.22%     0.90%
Period  Ended  August  31,     1.00     0.05      (0.05)             -        1.00    4.70%   12,076     0.52%(c) 5.06%(c)  1.22%(c)
1997(b)
DAILY ASSETS MUNICIPAL
FUND
INSTITUTIONAL SHARES
Year Ended August 31, 2000     1.00     0.04      (0.04)             -        1.00    3.92%   20,980     0.00%    3.83%     0.88%
Year Ended August 31, 1999     1.00     0.03      (0.03)             -        1.00    3.15%   20,624     0.05%    3.10%     0.72%
Period  Ended  August  31,     1.00     0.01      (0.01)             -        1.00    0.59%   20,773     0.12%(c) 3.16%(c)  1.26%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.
(B) INSTITUTIONAL SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON JANUARY 22, 1998, JULY 1, 1998, JANUARY 30, 1998, MARCH 13, 1998 AND JUNE 25, 1998 RESPECTIVELY. INSTITUTIONAL SERVICE SHARES OF DAILY ASSETS CASH FUND COMMENCED OPERATIONS ON OCTOBER 1, 1996.
(C)  ANNUALIZED.
(D)  LESS THAN $0.01 PER SHARE.
(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 DURING THE PERIOD.


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
            The following documents are available free upon request:
                                                                                                   INSTITUTIONAL SHARES
                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments
   is available in the Funds' annual and semi-annual reports to shareholders.                     DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                           DAILY ASSETS GOVERNMENT FUND
                      and is incorporated by reference into
                                this Prospectus.                                                   DAILY ASSETS GOVERNMENT
                                                                                                      OBLIGATIONS FUND
                              CONTACTING THE FUNDS
              You can get a free copy of both reports and the SAI,                                 DAILY ASSETS CASH FUND
                      request other information and discuss
                         your questions about each Fund                                          DAILY ASSETS MUNICIPAL FUND
                           by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

             SECURITIES AND EXCHANGE COMMISSION INFORMATION You can
                also review each Fund's reports (when available) and the SAIs at the Public Reference Room of the
                   Securities and Exchange Commission ("SEC").

        The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov
                                                                                           [Edgarized graphic - Column Head]
           Free copies of the reports and SAIs are available from the
                         SEC's Web site at www.sec.gov.
                                                                                                      FORUM FUNDS
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                                                                                                      207-879-0001
                    Investment Company Act File No. 811-3023


FORUM                              PROSPECTUS
FUNDS                              INSTITUTIONAL SERVICE SHARES

                                   JANUARY 5, 2001


                                   DAILY ASSETS TREASURY OBLIGATIONS FUND

                                   DAILY ASSETS GOVERNMENT FUND

                                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                   DAILY ASSETS CASH FUND

                                   DAILY ASSETS MUNICIPAL FUND

FIVE MONEY MARKET FUNDS THAT,
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.
IN ADDITION, DAILY ASSETS
MUNICIPAL FUND SEEKS TO PROVIDE
HIGH CURRENT INCOME THAT IS EXEMPT
FROM FEDERAL INCOME TAX.

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE.  ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.




     [Edgarization of graphic representation of a globe, atlas, and calendar]

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     SUMMARY                                                                   2

     PERFORMANCE                                                               4

     FEE TABLES                                                                5

     MANAGEMENT                                                                6

     YOUR ACCOUNT                                                              7

         How To Contact the Funds                                              7

         General Information                                                   7

         Buying Shares                                                         8

         Selling Shares                                                        9

         Exchange Privileges                                                  10

     OTHER INFORMATION                                                        11

     FINANCIAL HIGHLIGHTS                                                     12

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

CONCEPTS TO                   This Prospectus offers Institutional Service Shares of five money market funds - Daily Assets Treasury
UNDERSTAND                    Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily
                              Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund").  Institutional Shares are sold to
MONEY MARKET SECURITY means   banks, trust companies and certain other financial institutions for their own and customer accounts.
a high credit quality,
short-term, U.S. dollar       INVESTMENT OBJECTIVES
denominated debt security.
                              The investment  objective of each Fund,  except Daily Assets  Municipal  Fund,  is to provide high
TREASURY  SECURITY            current income  to the  extent  consistent  with the  preservation  of  capital and the maintenance of
means a security that is      liquidity.  The  investment  objective of Daily Assets Municipal Fund is to provide high current
issued or guaranteed by       income that is exempt from Federal income taxes to the extent consistent with the preservation of
the U.S. Treasury.            capital and the maintenance of liquidity.

GOVERNMENT SECURITY means a   PRINCIPAL INVESTMENT STRATEGIES
security that is issued or
guaranteed by the U.S.        Each Fund invests in a diversified portfolio of Money Market Securities and:
Government, its agencies or        o    seeks to maintain a stable net asset value of $1.00 per share
instrumentalities.                 o    invests in securities with remaining maturities of 397 days or less
                                   o    maintains a dollar weighted average maturity of its investments of 90 days or less
REPURCHASE AGREEMENT means
a transaction in which        Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio,"
securities are purchased      and collectively, the "Portfolios"), which has the same investment objective and substantially
and simultaneously            similar investment policies.  Each Portfolio in which a Fund invests and its primary
committed to be resold to     investments are:
another party at an
agreed-upon date and at a                FUND/PORTFOLIO                              PRIMARY INVESTMENTS
price reflecting a market     Daily Assets Treasury Obligations       Treasury Securities and Repurchase Agreements backed
rate of interest.             Fund/Treasury Cash Portfolio            by Treasury  Securities

MUNICIPAL SECURITY means      Daily Assets Government                 Government Securities that generally are exempt from
a security the interest       Fund/Government Portfolio               state and local income taxes
on which is exempt from
Federal income tax.           Daily Assets Government                 Government Securities and Repurchase Agreements
                              Obligations Fund/Government Cash        backed by Government Securities
                              Portfolio

                              Daily Assets Cash Fund/Cash             A broad spectrum of Money Market Securities including:
                              Portfolio                               o    securities issued by financial institutions, such as
                                                                           certificates of deposits, bankers' acceptances and
                                                                           time deposits
                                                                      o    securities issued by domestic companies, such as
                                                                           commercial paper
                                                                      o    Government Securities
                                                                      o    Repurchase Agreements

                              Daily Assets Municipal                  Municipal Securities
                              Fund/Municipal Cash Portfolio

                              The  investment  adviser for each  Portfolio  (the "Adviser")  continuously monitors economic factors such  as  interest  rate  outlooks and technical factors such as prevailing interest rates and
                              Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments.  The Adviser  searches for securities  that satisfy the  maturity  profile of a Portfolio and  that provide the greatest  potential return relative to the risk of the security.


                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if:
     o    Revised  economic  forecasts  or  interest  rate  outlook   requires a
          repositioning of a  Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or the security's credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets may be exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that the Funds' Institutional Service Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY OBLIGATIONS FUND


Best Quarter:                1.53% (quarter ended 9/30/00)

Worst Quarter                1.02% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      4.50%
2000      5.92%

DAILY ASSETS GOVERNMENT FUND


Best Quarter:                1.54% (quarter ended 9/30/00)

Worst Quarter                0.69% (quarter ended 6/30/93)

[EDGAR Representation of bar chart]

1993      2.83%
1994      3.80%
1995      5.36%
1996      4.82%
1997      4.87%
1998      4.97%
1999      4.81%
2000      6.03%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:                1.57% (quarter ended 9/30/00)

Worst Quarter                1.11% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1999      4.78%
2000      6.09%

DAILY ASSETS CASH FUND


Best Quarter:                1.58% (quarter ended 9/30/00)

Worst Quarter                1.12% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1997      5.23%
1998      5.26%
1999      4.89%
2000      6.15%

DAILY ASSETS MUNICIPAL FUND


Best Quarter:                0.99% (quarter ended 6/30/00)

Worst Quarter                0.62% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      2.84%
2000      3.70%

The following table lists the Institutional Service Shares' average annual total return as of December 31, 2000.

                                              1 YEAR     5 YEAR   SINCE INCEPTION  INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND         5.92%       N/A         5.15%           4/1/98
DAILY ASSETS GOVERNMENT FUND                   6.03%      5.27%        4.60%           7/1/92
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND       6.09%       N/A         5.36%           3/30/98
DAILY ASSETS CASH FUND                         6.15%      5.44         5.37%           10/1/96
DAILY ASSETS MUNICIPAL FUND                    3.70%       N/A         3.21%           8/6/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
-------------------------------------------------
                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH       MUNICIPAL FUND
                                                      FUND            FUND            FUND           FUND
-------------------------------------------------
Management Fees (1)                                   0.13%          0.15%           0.13%           0.13%          0.15%
-------------------------------------------------
Distribution (Rule 12b-1) Fees                        None            None            None           None            None
-------------------------------------------------
Other Expenses                                        0.65%          1.22%           0.57%           0.52%          1.81%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              0.78%          1.37%           0.70%           0.65%          1.96%
-------------------------------------------------
Fee Waivers and Expense Reimbursements (3)            0.33%          0.92%           0.25%           0.20%          1.51%
-------------------------------------------------
NET EXPENSES                                          0.45%          0.45%           0.45%           0.45%          0.45%
-------------------------------------------------

(1)  INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2001) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      DAILY ASSETS          DAILY ASSETS         DAILY ASSETS          DAILY ASSETS          DAILY ASSETS
                        TREASURY             GOVERNMENT           GOVERNMENT               CASH               MUNICIPAL
                    OBLIGATIONS FUND            FUND           OBLIGATIONS FUND            FUND                  FUND
1 year                     $46                    $46                 $46                   $46                    $46
3 years                   $226                   $353                $209                  $200                   $478
5 years                   $411                   $672                $375                  $357                   $926
10 years                  $945                 $1,575                $856                  $812                 $2,171

FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser advises two taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

PORTFOLIO                 TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ADVISORY FEE                  0.03%                0.05%                0.03%                0.03%                0.05%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder services that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Institutional Service Shares.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Service Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and the other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.


Certain service providers of each Fund have undertaken through December 31, 2001 to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Service Shares of each Fund to no more than 0.45% of the average daily net assets.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

WRITE TO US AT:                                        ACH OR WIRE INVESTMENTS TO:
    Forum Shareholder Services, LLC                         Bankers Trust Company
    Attn: (Fund Name - Institutional Service Shares)        New York, New York
    P.O. Box 446                                            ABA #021001033
    Portland, Maine 04112                                   FOR CREDIT TO:
                                                            Forum Shareholder Services, LLC
TELEPHONE US AT:                                            Account # 01-465-547
    (800) 94FORUM or                                        Re: (Fund Name) - Institutional Service Shares
    (800) 943-6786 (Toll Free)                              (Your Name)
    (207) 879-0001                                          (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                    ORDER MUST BE                 PAYMENT MUST BE
                                                     RECEIVED BY                    RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                   12:00 P.M., Eastern time       4:00 P.M., Eastern time
 .............................................................................................................
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND                    2:00 P.M., Eastern time        4:00 P.M., Eastern time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV at 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

FORUM FUNDS
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          WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Service Shares:

                     MINIMUM INITIAL INVESTMENT    MINIMUM ADDITIONAL INVESTMENT
Standard Accounts             $100,000                          $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole         sign  exactly as their names  appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a custodial
These custodial accounts provide a way to give money to a        account under the UGMA or UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a manner
                                                                 indicating custodial capacity

BUSINESS ENTITIES                                           o    Submit a Corporate/Organization Resolution form or
                                                                 similar document

TRUSTS                                                      o    The trust must be established before an account
                                                                 can be opened
                                                            o    Provide a certified trust document, or the pages
                                                                 from the trust document, that identify the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o    Call or write us for an account application (and        o   Fill out an investment slip from a confirmation or write
     Corporate/Organization Resolution form, if applicable)      us a letter
o    Complete the application (and resolution form)          o   Write your account number on your check
o    Mail us your application (and resolution form) and a    o   Mail us the slip (or your letter) and the check
     check

BY WIRE                                                          BY WIRE
o    Call or write us for an account application (and        o   Call to notify us of your incoming wire
     Corporate/Organization Resolution form, if applicable)  o   Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and resolution
     form) and we will assign you an account number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your
     money to us

BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o Call us to fax the completed application (and resolution form) and we will assign you an account number
o    Mail us your original application (and resolution form)
o Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    [Fund name] - Investor Shares
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")

BY   TELEPHONE
o    Call us  with  your  request  (unless  you  declined  telephone  redemption
     privileges   on  your  account   application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is  registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o    Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares of a Fund for Institutional Service Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o    The names of each fund and share class which you are  exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and  documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund also offers Investor Shares and Institutional Shares. Investor Shares are designed for retail investors and Institutional Shares are designed for institutional investors. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Service Shares (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                               RATIOS/SUPPLEMENTAL DATA
                           -------------------------------------------------------        ------------------------------------------
                                                                                             Net               Ratios to
                           Beginning            Distributions Distributions Ending        Assets at         Average Net Assets
                           Net Asset   Net        From Net      From Net      Net           End of    ------------------------------
                           Value Per Investment  Investment     Realized     Asset          Period                Net
                             Share    Income       Income         Gain     Value per Total  (000's       Net   Investment  Gross
                                                                             Share   Return Omitted)  Expenses   Income  Expenses(a)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Year Ended August 31, 2000   $1.00     0.05         (0.05)         -        $1.00     5.48%  $7,374    0.45%     5.25%      0.78%
Year Ended August 31, 1999    1.00     0.04         (0.04)         -         1.00     4.46%  18,369    0.45%     4.34%      0.89%
Period  Ended  August  31,    1.00     0.02         (0.02)         -         1.00     2.19%   4,448    0.45%(c)  5.16%(c)   1.53%(c)
1998 (b)
DAILY ASSETS GOVERNMENT
FUND
Year Ended August 31, 2000    1.00     0.06         (0.06)         -         1.00     5.66%   3,140    0.45%     5.44%      1.37%
Year Ended August 31, 1999    1.00     0.05         (0.05)         -         1.00     4.66%   5,775    0.45%     4.57%      1.15%
Year Ended August 31, 1998    1.00     0.05         (0.05)         -         1.00     5.04%   9,485    0.46%     4.93%      0.91%
Period  Ended  August  31,    1.00     0.02         (0.02)         -         1.00     2.01%  44,116    0.50%(c)  4.76%(c)   0.95%(c)
1997 (e)
Year Ended March 31, 1997     1.00     0.05         (0.05)         -         1.00     4.80%  43,975    0.50%     4.70%      0.99%
Year Ended March 31, 1996     1.00     0.05         (0.05)         -         1.00     5.18%  43,103    0.50%     5.01%      1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Year Ended August 31, 2000    1.00     0.06         (0.06)         -(d)      1.00     5.68%  57,347    0.45%     5.67%      0.70%
Year Ended August 31, 1999    1.00     0.05         (0.05)         -         1.00     4.72%  22,328    0.45%     4.54%      0.80%
Period  Ended  August  31,    1.00     0.02         (0.02)         -         1.00     2.22%   2,390    0.45%(c)  5.16%(c)   2.13%(c)
1998 (b)
DAILY ASSETS CASH FUND
Year Ended August 31, 2000    1.00     0.06         (0.06)         -         1.00     5.78%  52,428    0.45%     5.61%      0.66%
Year Ended August 31, 1999    1.00     0.05         (0.05)         -(d)      1.00     4.81%  58,661    0.45%     4.59%      0.70%
Year Ended August 31, 1998    1.00     0.05         (0.05)         -         1.00     5.34%   5,235    0.46%     5.22%      0.90%
Period  Ended  August  31,    1.00     0.05         (0.05)         -         1.00     4.70%  12,076    0.52%(c)  5.06%(c)   1.22%(c)
1997 (b)
DAILY ASSETS MUNICIPAL
FUND
Year Ended August 31, 2000    1.00     0.03         (0.03)         -         1.00     3.45%   1,520    0.45%     3.32%      1.96%
Year Ended August 31, 1999    1.00     0.03         (0.03)         -         1.00     2.77%   3,295    0.45%     2.66%      1.21%
Period  Ended  August  31,    1.00      -             -            -         1.00     0.20%      10    0.59%(c)  2.76%(c) 721.84%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.
(B)  INSTITUTIONAL  SERVICE SHARES OF DAILY ASSETS  TREASURY  OBLIGATIONS  FUND,
     DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON APRIL 1, 1998, JULY 1, 1992, MARCH 30, 1998, OCTOBER 1, 1996 AND AUGUST 6, 1998, RESPECTIVELY.
(C)  ANNUALIZED.
(D)  LESS THAN $0.01 PER SHARE.
(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 DURING THIS PERIOD.


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
            The following documents are available free upon request:
                                                                                                      INSTITUTIONAL
                                                                                                     SERVICE SHARES
                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments
   is available in the Funds' annual and semi-annual reports to shareholders.                     DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                           DAILY ASSETS GOVERNMENT FUND
                      and is incorporated by reference into
                                this Prospectus.                                                   DAILY ASSETS GOVERNMENT
                                                                                                      OBLIGATIONS FUND
                              CONTACTING THE FUNDS
              You can get a free copy of both reports and the SAI,                                 DAILY ASSETS CASH FUND
                      request other information and discuss
                         your questions about each Fund                                          DAILY ASSETS MUNICIPAL FUND
                           by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

             SECURITIES AND EXCHANGE COMMISSION INFORMATION You can
                also review each Fund's reports (when available) and the SAIs at the Public Reference Room of the
                   Securities and Exchange Commission ("SEC").

        The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov
                                                                                           [Edgarized graphic - Column Head]
           Free copies of the reports and SAIs are available from the
                         SEC's Web site at www.sec.gov.
                                                                                                      FORUM FUNDS
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                                                                                                      207-879-0001
                    Investment Company Act File No. 811-3023


FORUM                              PROSPECTUS
FUNDS                              INSTITUTIONAL SHARES

                                   JANUARY 5, 2001


                                   DAILY ASSETS TREASURY OBLIGATIONS FUND

                                   DAILY ASSETS GOVERNMENT FUND

                                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                   DAILY ASSETS CASH FUND

                                   DAILY ASSETS MUNICIPAL FUND

FIVE MONEY MARKET FUNDS THAT
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.
IN ADDITION, DAILY ASSETS
MUNICIPAL FUND SEEKS TO PROVIDE
HIGH CURRENT INCOME THAT IS EXEMPT
FROM FEDERAL INCOME TAX.

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE.  ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.




     [Edgarization of graphic representation of a globe, atlas, and calendar]

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     SUMMARY                                                                   2

     PERFORMANCE                                                               4

     FEE TABLES                                                                5

     MANAGEMENT                                                                6

     YOUR ACCOUNT                                                              7

         How To Contact the Funds                                              7

         General Information                                                   7

         Buying Shares                                                         8

         Selling Shares                                                        9

         Exchange Privileges                                                  10

     OTHER INFORMATION                                                        11

     FINANCIAL HIGHLIGHTS                                                     12

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

CONCEPTS TO                   This Prospectus offers Institutional Shares of five money market funds - Daily Assets Treasury
UNDERSTAND                    Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily
                              Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund").  Institutional Shares are designed
MONEY MARKET SECURITY means   for institutional investors.
a high credit quality,
short-term, U.S. dollar       INVESTMENT OBJECTIVES
denominated debt security.
                              The investment  objective of each Fund,  except Daily Assets  Municipal  Fund,  is to provide high
TREASURY  SECURITY            current income  to the  extent  consistent  with the  preservation  of  capital and the maintenance of
means a security that is      liquidity.  The  investment  objective of Daily Assets Municipal Fund is to provide high current
issued or guaranteed by       income that is exempt from Federal income taxes to the extent consistent with the preservation of
the U.S. Treasury.            capital and the maintenance of liquidity.

GOVERNMENT SECURITY means a   PRINCIPAL INVESTMENT STRATEGIES
security that is issued or
guaranteed by the U.S.        Each Fund invests in a diversified portfolio of Money Market Securities and:
Government, its agencies or        o    seeks to maintain a stable net asset value of $1.00 per share
instrumentalities.                 o    invests in securities with remaining maturities of 397 days or less
                                   o    maintains a dollar weighted average maturity of its investments of 90 days or less
REPURCHASE AGREEMENT means
a transaction in which        Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio,"
securities are purchased      and collectively, the "Portfolios"), which has the same investment objective and substantially
and simultaneously            similar investment policies.  Each Portfolio in which a Fund invests and its primary
committed to be resold to     investments are:
another party at an
agreed-upon date and at a                FUND/PORTFOLIO                              PRIMARY INVESTMENTS
price reflecting a market     Daily Assets Treasury Obligations       Treasury Securities and Repurchase Agreements backed
rate of interest.             Fund/Treasury Cash Portfolio            by Treasury  Securities

MUNICIPAL SECURITY means      Daily Assets Government                 Government Securities that generally are exempt from
a security the interest       Fund/Government Portfolio               state and local income taxes
on which is exempt from
Federal income tax.           Daily Assets Government                 Government Securities and Repurchase Agreements
                              Obligations Fund/Government Cash        backed by Government Securities
                              Portfolio

                              Daily Assets Cash Fund/Cash             A broad spectrum of Money Market Securities including:
                              Portfolio                               o    securities issued by financial institutions, such as
                                                                           certificates of deposits, bankers' acceptances and
                                                                           time deposits
                                                                      o    securities issued by domestic companies, such as
                                                                           commercial paper
                                                                      o    Government Securities
                                                                      o    Repurchase Agreements

                              Daily Assets Municipal                  Municipal Securities
                              Fund/Municipal Cash Portfolio

                              The  investment  adviser for each  Portfolio  (the "Adviser")  continuously monitors economic factors such  as  interest  rate  outlooks and technical factors such as prevailing interest rates and
                              Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments.  The Adviser  searches for securities  that satisfy the  maturity  profile of a Portfolio and  that provide the greatest  potential return relative to the risk of the security.


                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if:
     o    Revised  economic  forecasts  or  interest  rate  outlook   requires a
          repositioning of a  Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or the security's credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets may be exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following charts show the annual total return for each full calendar year that the Funds' Institutional Service Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS TREASURY OBLIGATIONS FUND


Best Quarter:                1.53% (quarter ended 9/30/00)

Worst Quarter                1.02% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      4.50%
2000      5.92%

DAILY ASSETS GOVERNMENT FUND


Best Quarter:                1.54% (quarter ended 9/30/00)

Worst Quarter                0.69% (quarter ended 6/30/93)

[EDGAR Representation of bar chart]

1993      2.83%
1994      3.80%
1995      5.36%
1996      4.82%
1997      4.87%
1998      4.97%
1999      4.81%
2000      6.03%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:                1.57% (quarter ended 9/30/00)

Worst Quarter                1.11% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1999      4.78%
2000      6.09%

DAILY ASSETS CASH FUND


Best Quarter:                1.58% (quarter ended 9/30/00)

Worst Quarter                1.12% (quarter ended 6/30/99)

[EDGAR Representation of bar chart]

1997      5.23%
1998      5.26%
1999      4.89%
2000      6.15%

DAILY ASSETS MUNICIPAL FUND


Best Quarter:                0.99% (quarter ended 6/30/00)

Worst Quarter                0.62% (quarter ended 3/31/99)

[EDGAR Representation of bar chart]

1999      2.84%
2000      3.70%

The following table lists the Institutional Service Shares' average annual total return as of December 31, 2000.

                                              1 YEAR     5 YEAR   SINCE INCEPTION  INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND         5.92%       N/A         5.15%           4/1/98
DAILY ASSETS GOVERNMENT FUND                   6.03%      5.27%        4.60%           7/1/92
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND       6.09%       N/A         5.36%           3/30/98
DAILY ASSETS CASH FUND                         6.15%      5.44         5.37%           10/1/96
DAILY ASSETS MUNICIPAL FUND                    3.70%       N/A         3.21%           8/6/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
-------------------------------------------------
                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH       MUNICIPAL FUND
                                                      FUND            FUND            FUND           FUND
-------------------------------------------------
Management Fees (1)                                   0.13%          0.15%           0.13%           0.13%          0.15%
-------------------------------------------------
Distribution (Rule 12b-1) Fees                        None            None            None           None            None
-------------------------------------------------
Other Expenses                                        0.65%          1.22%           0.57%           0.52%          1.81%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              0.78%          1.37%           0.70%           0.65%          1.96%
-------------------------------------------------
Fee Waivers and Expense Reimbursements (3)            0.33%          0.92%           0.25%           0.20%          1.51%
-------------------------------------------------
NET EXPENSES                                          0.45%          0.45%           0.45%           0.45%          0.45%
-------------------------------------------------

(1)  INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.

(2) BASEDON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.

(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2001) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      DAILY ASSETS          DAILY ASSETS         DAILY ASSETS          DAILY ASSETS          DAILY ASSETS
                        TREASURY             GOVERNMENT           GOVERNMENT               CASH               MUNICIPAL
                    OBLIGATIONS FUND            FUND           OBLIGATIONS FUND            FUND                  FUND
1 year                     $46                    $46                 $46                   $46                    $46
3 years                   $226                   $353                $209                  $200                   $478
5 years                   $411                   $672                $375                  $357                   $926
10 years                  $945                 $1,575                $856                  $812                 $2,171

FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser advises two taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

PORTFOLIO                 TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ADVISORY FEE                  0.03%                0.05%                0.03%                0.03%                0.05%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder services that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Institutional Service Shares.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Service Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and the other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.


Certain service providers of each Fund have undertaken through December 31, 2001 to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Service Shares of each Fund to no more than 0.45% of the average daily net assets.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

WRITE TO US AT:                               ACH OR WIRE INVESTMENTS TO:
    Forum Shareholder Services, LLC               Bankers Trust Company
    Attn: (Fund Name - Investor Shares)           New York, New York
    P.O. Box 446                                  ABA #021001033
    Portland, Maine 04112                            FOR CREDIT TO:
                                                     Forum Shareholder Services, LLC
TELEPHONE US AT:                                     Account # 01-465-547
    (800) 94FORUM or                                 Re: (Fund Name) - Institutional Service Shares
    (800) 943-6786 (Toll Free)                       (Your Name)
    (207) 879-0001                                   (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                    ORDER MUST BE                 PAYMENT MUST BE
                                                     RECEIVED BY                    RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                   12:00 P.M., Eastern time       4:00 P.M., Eastern time
 .............................................................................................................
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND                    2:00 P.M., Eastern time        4:00 P.M., Eastern time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV at 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

FORUM FUNDS
--------------------------------------------------------------------------------

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Service Shares:

                     MINIMUM INITIAL INVESTMENT    MINIMUM ADDITIONAL INVESTMENT
Standard Accounts             $100,000                          $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole         sign  exactly as their names  appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o    Depending  on  state  laws,  you  can set up a custodial
These custodial accounts provide a way to give money to a        account under the UGMA or UTMA
child and obtain tax benefits                               o    The custodian must sign instructions in a manner
                                                                 indicating custodial capacity

BUSINESS ENTITIES                                           o    Submit a Corporate/Organization Resolution form or
                                                                 similar document

TRUSTS                                                      o    The trust must be established before an account
                                                                 can be opened
                                                            o    Provide a certified trust document, or the pages
                                                                 from the trust document, that identify the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o    Call or write us for an account application (and        o   Fill out an investment slip from a confirmation or write
     Corporate/Organization Resolution form, if applicable)      us a letter
o    Complete the application (and resolution form)          o   Write your account number on your check
o    Mail us your application (and resolution form) and a    o   Mail us the slip (or your letter) and the check
     check

BY WIRE                                                          BY WIRE
o    Call or write us for an account application (and        o   Call to notify us of your incoming wire
     Corporate/Organization Resolution form, if applicable)  o   Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and resolution
     form) and we will assign you an account number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your
     money to us

BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o Call us to fax the completed application (and resolution form) and we will assign you an account number
o    Mail us your original application (and resolution form)
o Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    [Fund name] - Investor Shares
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")

BY   TELEPHONE
o    Call us  with  your  request  (unless  you  declined  telephone  redemption
     privileges   on  your  account   application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is  registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o     Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares of a Fund for Institutional Service Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o    The names of each fund and share class which you are  exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and  documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

10
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                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund also offers Investor Shares and Institutional Shares. Investor Shares are designed for retail investors and Institutional Shares are designed for institutional investors. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

                                                                              11
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FORUM FUNDS
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FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Service Shares (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                          RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------        -----------------------------------------
                                                                                             Net               Ratios to
                           Beginning            Distributions Distributions Ending        Assets at         Average Net Assets
                           Net Asset   Net        From Net      From Net      Net           End of    ------------------------------
                           Value Per Investment  Investment     Realized     Asset          Period                Net
                             Share    Income       Income         Gain     Value per Total  (000's       Net   Investment  Gross
                                                                             Share   Return Omitted)  Expenses   Income  Expenses(a)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Year Ended August 31, 2000   $1.00     0.05         (0.05)         -        $1.00     5.48%  $7,374    0.45%     5.25%      0.78%
Year Ended August 31, 1999    1.00     0.04         (0.04)         -         1.00     4.46%  18,369    0.45%     4.34%      0.89%
Period  Ended  August  31,    1.00     0.02         (0.02)         -         1.00     2.19%   4,448    0.45%(c)  5.16%(c)   1.53%(c)
1998 (b)
DAILY ASSETS GOVERNMENT
FUND
Year Ended August 31, 2000    1.00     0.06         (0.06)         -         1.00     5.66%   3,140    0.45%     5.44%      1.37%
Year Ended August 31, 1999    1.00     0.05         (0.05)         -         1.00     4.66%   5,775    0.45%     4.57%      1.15%
Year Ended August 31, 1998    1.00     0.05         (0.05)         -         1.00     5.04%   9,485    0.46%     4.93%      0.91%
Period  Ended  August  31,    1.00     0.02         (0.02)         -         1.00     2.01%  44,116    0.50%(c)  4.76%(c)   0.95%(c)
1997 (e)
Year Ended March 31, 1997     1.00     0.05         (0.05)         -         1.00     4.80%  43,975    0.50%     4.70%      0.99%
Year Ended March 31, 1996     1.00     0.05         (0.05)         -         1.00     5.18%  43,103    0.50%     5.01%      1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Year Ended August 31, 2000    1.00     0.06         (0.06)         -(d)      1.00     5.68%  57,347    0.45%     5.67%      0.70%
Year Ended August 31, 1999    1.00     0.05         (0.05)         -         1.00     4.72%  22,328    0.45%     4.54%      0.80%
Period  Ended  August  31,    1.00     0.02         (0.02)         -         1.00     2.22%   2,390    0.45%(c)  5.16%(c)   2.13%(c)
1998 (b)
DAILY ASSETS CASH FUND
Year Ended August 31, 2000    1.00     0.06         (0.06)         -         1.00     5.78%  52,428    0.45%     5.61%      0.66%
Year Ended August 31, 1999    1.00     0.05         (0.05)         -(d)      1.00     4.81%  58,661    0.45%     4.59%      0.70%
Year Ended August 31, 1998    1.00     0.05         (0.05)         -         1.00     5.34%   5,235    0.46%     5.22%      0.90%
Period  Ended  August  31,    1.00     0.05         (0.05)         -         1.00     4.70%  12,076    0.52%(c)  5.06%(c)   1.22%(c)
1997 (b)
DAILY ASSETS MUNICIPAL
FUND
Year Ended August 31, 2000    1.00     0.03         (0.03)         -         1.00     3.45%   1,520    0.45%     3.32%      1.96%
Year Ended August 31, 1999    1.00     0.03         (0.03)         -         1.00     2.77%   3,295    0.45%     2.66%      1.21%
Period  Ended  August  31,    1.00      -             -            -         1.00     0.20%      10    0.59%(c)  2.76%(c) 721.84%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.
(B)  INSTITUTIONAL  SERVICE SHARES OF DAILY ASSETS  TREASURY  OBLIGATIONS  FUND,
     DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON APRIL 1, 1998, JULY 1, 1992, MARCH 30, 1998, OCTOBER 1, 1996 AND AUGUST 6, 1998, RESPECTIVELY.
(C)  ANNUALIZED.
(D)  LESS THAN $0.01 PER SHARE.
(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 DURING THIS PERIOD.


12
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

FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
            The following documents are available free upon request:
                                                                                                      INSTITUTIONAL
                                                                                                     SERVICE SHARES
                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments
   is available in the Funds' annual and semi-annual reports to shareholders.                     DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                           DAILY ASSETS GOVERNMENT FUND
                      and is incorporated by reference into
                                this Prospectus.                                                   DAILY ASSETS GOVERNMENT
                                                                                                      OBLIGATIONS FUND
                              CONTACTING THE FUNDS
              You can get a free copy of both reports and the SAI,                                 DAILY ASSETS CASH FUND
                      request other information and discuss
                         your questions about each Fund                                          DAILY ASSETS MUNICIPAL FUND
                           by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

             SECURITIES AND EXCHANGE COMMISSION INFORMATION You can
                also review each Fund's reports (when available) and the SAIs at the Public Reference Room of the
                   Securities and Exchange Commission ("SEC").

        The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov
                                                                                           [Edgarized graphic - Column Head]
           Free copies of the reports and SAIs are available from the
                         SEC's Web site at www.sec.gov.
                                                                                                      FORUM FUNDS
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                                                                                                      207-879-0001
                    Investment Company Act File No. 811-3023

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